INTANGIBLE ASSETS, NET - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Cost	$ 29,804	$ 29,048
Less: Accumulated amortization	(21,706)	(18,785)
Net book value	8,098	10,263
Current	629	825
Non-current	7,469	9,438
Favorable Contract Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Cost	18,900
Less: Accumulated amortization	(15,639)
Net book value	3,261	4,300
Current	0
Non-current	3,261
Assembled Workforce
Finite-Lived Intangible Assets [Line Items]
Cost	4,600
Less: Accumulated amortization	(2,300)
Net book value	2,300
Current	0
Non-current	2,300
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Cost	3,600
Less: Accumulated amortization	(3,600)
Net book value	0
Current	0
Non-current	0
Others
Finite-Lived Intangible Assets [Line Items]
Cost	2,704
Less: Accumulated amortization	(167)
Net book value	2,537
Current	629
Non-current	1,908
Favorable Contract Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Less: Accumulated amortization	(1,000)	$ (3,000)	$ (11,600)
Net book value	$ 3,261